UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%

Consumer Discretionary — 10.0%
Adidas (Germany)	14,717	$1,097
Ajisen China Holdings (Hong Kong)	256,000	511
Amazon.com *	2,400	471
American Eagle Outfitters	10,855	169
American Greetings, Cl A	1,400	34
Ameristar Casinos	6,900	138
Asbury Automotive Group *	1,700	29
Astra International (Indonesia)	85,000	557
AutoZone *	4,565	1,289
Bally Technologies *	10,950	427
Bebe Stores	16,400	110
Bed Bath & Beyond *	4,300	241
Belo, Cl A *	13,100	111
Big Lots *	4,600	189
Bob Evans Farms	8,900	279
BorgWarner *	2,400	185
Bridgepoint Education *	1,700	30
Brinker International	17,700	426
Brown Shoe	16,370	207
Brunswick	7,700	180
California Pizza Kitchen *	7,000	112
Capella Education *	1,800	89
Career Education *	2,500	54
Carnival (United Kingdom)	40,634	1,637
Cato, Cl A	12,200	311
CBS, Cl B	37,100	936
CEC Entertainment	5,000	189
Childrens Place Retail Stores *	9,800	521
Christopher & Banks	8,800	54
Coach	89,026	5,325
Comcast, Cl A	132,980	3,294
Core-Mark Holding *	3,600	121
Cracker Barrel Old Country Store	700	36
Dana Holding *	20,300	369
Darden Restaurants	21,745	1,021
Denny’s *	30,400	124
DeVry	4,000	212
DIRECTV, Cl A *	25,900	1,258
Discovery Communications, Cl A *	4,700	208
Dorman Products *	2,625	102
DreamWorks Animation SKG, Cl A *	6,950	184
EW Scripps, Cl A *	3,700	35
Exide Technologies *	10,000	101
Express	1,600	35
Finish Line, Cl A	19,000	408
Foot Locker	1,700	37
Ford Motor *	24,000	371
Ford Otomotiv Sanayi (Turkey)	32,070	326
Fred’s, Cl A	11,700	164
Gap	68,200	1,585
GOME Electrical Appliances Holding (Hong Kong)	1,488,000	534
Grupo Televisa (Mexico)*	78,100	369
Harley-Davidson	3,300	123
Harman International Industries	3,600	175
Haseko (Japan)	577,500	385
Hennes & Mauritz, Cl B (Sweden)	46,751	1,656
Hibbett Sports *	4,200	159

Description	Shares	Market Value ($ Thousands)

Home Depot	11,300	$420
Honda Motor (Japan)	38,900	1,529
HSN *	3,800	126
Iconix Brand Group *	11,335	277
International Game Technology	32,100	568
Interpublic Group of Companies	11,000	129
iRobot *	6,400	227
Jack in the Box *	6,600	136
Jakks Pacific *	3,400	72
JC Penney	3,400	131
John Wiley & Sons, Cl A	2,900	148
Johnson Controls	5,900	242
Kingfisher (United Kingdom)	360,582	1,651
Kirkland’s *	2,000	30
Kohl’s	3,700	195
Las Vegas Sands *	3,100	146
La-Z-Boy, Cl Z *	8,700	102
Lear	4,910	251
Liberty Global, Cl A *	16,100	749
Liberty Media - Interactive *	9,600	168
Lincoln Educational Services	9,100	152
Liz Claiborne *	18,600	117
Lowe’s	40,400	1,061
LVMH Moet Hennessy Louis Vuitton (France)	12,558	2,259
Maidenform Brands *	6,000	190
Mattel	6,845	183
Matthews International, Cl A	5,455	219
McDonald’s	6,100	478
McGraw-Hill	18,100	733
MDC Holdings	5,100	149
Modine Manufacturing *	15,620	278
Monro Muffler Brake	2,000	61
Mr Price Group (South Africa)	43,512	444
Newell Rubbermaid	69,465	1,324
News, Cl A	50,400	898
NIKE, Cl B	3,300	272
Omnicom Group	4,400	216
OPAP, Greece	73,471	1,555
Oxford Industries	12,000	412
PDG Realty Empreendimentos e Participacoes (Brazil)	62,600	369
Pearson (United Kingdom)	55,540	1,066
PEP Boys-Manny Moe & Jack	2,500	34
PetMed Express	30,800	465
Pier 1 Imports *	29,800	363
Pinnacle Entertainment *	6,700	93
Polaris Industries	13,700	1,444
Polo Ralph Lauren, Cl A	5,200	680
priceline.com *	400	219
Publicis Groupe (France)	24,813	1,408
Quiksilver *	6,900	30
Reed Elsevier (Netherlands)	194,089	2,547
Regis	5,700	97
Rent-A-Center, Cl A	3,900	119
Ross Stores	2,500	184
Ryland Group	1,800	31
Service International	26,300	309
Shutterfly *	10,500	646
Sinclair Broadcast Group, Cl A	6,300	72
Sotheby’s	3,000	152
Staples	8,800	186
Starbucks	7,100	257

1	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2011

Description	Shares	Market Value ($ Thousands)

Starwood Hotels & Resorts Worldwide	3,300	$197
Sturm Ruger	10,400	247
Superior Industries International	1,600	41
SuperMedia *	39,400	203
Target	5,200	255
Tempur-Pedic International *	3,310	208
Tenneco *	2,925	135
Texas Roadhouse, Cl A	11,775	192
Time Warner	36,100	1,367
Time Warner Cable	15,200	1,188
TJX	47,900	2,568
Toyota Motor (Japan)	94,100	3,746
Tractor Supply	2,900	180
True Religion Apparel *	7,600	230
Tupperware Brands	2,800	178
Universal Technical Institute	2,600	47
Urban Outfitters *	114,570	3,604
Urbi Desarrollos Urbanos (Mexico)*	148,900	355
Valassis Communications *	9,300	268
Viacom, Cl B	22,800	1,166
Walt Disney	48,500	2,090
Warnaco Group *	5,400	347
Williams-Sonoma	5,045	219
Winnebago Industries *	17,400	216
WMS Industries *	6,600	216
Yue Yuen Industrial Holdings (Hong Kong)	382,000	1,320
Yum! Brands	5,300	284

		79,436

Consumer Staples — 7.6%
Altria Group	12,600	338
Archer-Daniels-Midland	19,900	737
Avon Products	7,200	211
B&G Foods, Cl A	15,700	284
Bizim Toptan Satis Magazalari (Turkey)*	12,283	239
British American Tobacco (United Kingdom)	107,560	4,684
Bunge	2,500	189
Central Garden and Pet, Cl A *	38,880	390
Chaoda Modern Agriculture Holdings (Hong Kong)	476,000	296
China Yurun Food Group (China)	82,000	300
Chiquita Brands International *	8,100	129
Coca-Cola	46,100	3,110
Coca-Cola Enterprises	6,900	196
Colgate-Palmolive 1	10,200	860
Constellation Brands, Cl A *	42,400	949
Costco Wholesale	53,100	4,297
CVS Caremark	43,800	1,587
Darling International *	4,000	65
Dole Food *	2,000	27
Dr Pepper Snapple Group	22,000	862
Energizer Holdings *	13,085	988
General Mills	39,000	1,504
Gudang Garam (Indonesia)	50,000	237
Hypermarcas (Brazil)*	41,600	558
Indofood CBP Sukses Makmur TBK (Indonesia)*	321,500	203

Description	Shares	Market Value ($ Thousands)

J&J Snack Foods	1,200	$61
JM Smucker	2,600	195
Kimberly-Clark	4,300	284
Kraft Foods, Cl A	11,200	376
Kroger	49,000	1,191
Lancaster Colony	4,200	257
Lorillard	2,500	266
Mead Johnson Nutrition, Cl A	61,900	4,140
Medifast *	5,800	115
Molson Coors Brewing, Cl B	5,200	254
Nash Finch	5,000	186
Nestle (Switzerland)	34,527	2,135
PepsiCo	22,000	1,516
Philip Morris International	24,200	1,681
Procter & Gamble	70,200	4,556
Ralcorp Holdings *	4,095	318
Reckitt Benckiser Group (United Kingdom)	27,478	1,523
Rite Aid *	41,700	46
SABMiller (United Kingdom)	26,178	976
Safeway	28,600	695
Sara Lee	9,100	175
Snyders-Lance	4,490	89
Tesco (United Kingdom)	314,893	2,119
Tingyi Cayman Islands Holding (Hong Kong)	176,000	467
Walgreen	121,035	5,171
Wal-Mart de Mexico (Mexico)	448,200	1,399
Wal-Mart Stores	121,730	6,693

		60,124

Energy — 10.4%
Aker Solutions (Norway)	20,834	503
Alliance Oil (Russia)*	19,540	388
Anadarko Petroleum	9,900	782
Apache	2,700	360
Baker Hughes	3,500	271
BG Group (United Kingdom)	77,231	1,975
Bristow Group *	3,100	144
Cal Dive International *	9,500	75
Cameron International *	3,700	195
Canadian Natural Resources (Canada)	113,774	5,341
Cenovus Energy (Canada)	16,700	640
Chesapeake Energy	6,000	202
Chevron	94,300	10,320
Cimarex Energy	2,110	233
Clayton Williams Energy *	4,900	444
Cloud Peak Energy *	21,600	450
CNOOC (Hong Kong)	1,086,700	2,680
Complete Production Services *	19,875	675
Concho Resources *	1,800	192
ConocoPhillips	99,575	7,859
Consol Energy	24,200	1,309
Contango Oil & Gas *	600	37
CVR Energy *	9,300	207
Delta Petroleum *	28,800	24
Denbury Resources *	7,600	172
Devon Energy	22,000	2,002
Dril-Quip *	2,000	153
El Paso	10,900	212
EOG Resources	2,300	260

2	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2011

Description	Shares	Market Value ($ Thousands)

Eurasia Drilling GDR (United Kingdom)	8,271	$279
Exxon Mobil	39,900	3,511
FMC Technologies *	87,720	4,077
Global Industries *	18,000	177
Halliburton	6,500	328
Helix Energy Solutions Group *	2,000	38
Helmerich & Payne	15,690	1,041
Hess	19,000	1,633
ION Geophysical *	5,700	72
James River Coal *	39,410	919
KazMunaiGas Exploration Production GDR (Kazakhstan)	16,101	365
Key Energy Services *	13,350	243
Kodiak Oil & Gas (Canada)*	7,600	54
Lukoil OAO ADR (Russia)	11,209	776
Marathon Oil	15,400	832
MOL Hungarian Oil and Gas (Hungary)	3,104	433
Murphy Oil	16,800	1,302
Nabors Industries *	29,900	916
National Oilwell Varco	12,200	936
Newpark Resources *	49,700	449
Occidental Petroleum	17,300	1,977
Oceaneering International	2,400	210
Parker Drilling *	17,300	123
Patterson-UTI Energy	29,500	918
Peabody Energy	10,600	708
Penn Virginia	2,100	32
Petrofac, Jersey	35,729	900
Petroleo Brasileiro (Brazil)	89,100	1,630
Petroleum Development *	2,400	96
Petroquest Energy *	17,700	155
Pioneer Drilling *	6,400	99
Polski Koncern Naftowy Orlen	2,000	204
S.A., Poland	10,673	223
Resolute Energy *	1,600	28
Schlumberger	100,187	8,992
SEACOR Holdings	6,800	672
Seadrill (Norway)	24,841	882
Ship Finance International	1,500	30
Southern Union	5,100	153
Stone Energy *	8,200	290
Sunoco	3,700	158
Swift Energy *	5,300	208
Technip (France)	13,772	1,556
Tecnicas Reunidas (Spain)	15,396	968
Tenaris ADR (Luxembourg)	6,388	324
Tetra Technologies *	24,800	366
Tidewater	2,300	137
Unit *	15,400	970
Vaalco Energy *	31,000	216
Valero Energy	48,800	1,381
Venoco *	6,800	126
W&T Offshore	28,600	767
Weatherford International (Switzerland)*	7,900	170
Western Refining *	13,800	234
Williams	7,200	239
World Fuel Services	5,200	206

		82,834

Description	Shares	Market Value ($ Thousands)

Financials — 15.6%
ABSA Group (South Africa)	9,023	$186
Acadia Realty Trust ‡	2,100	44
ACE (Switzerland)	16,800	1,130
Advance America Cash Advance Centers	5,700	34
Aflac	5,000	281
African Bank Investments (South Africa)	71,238	414
AIA Group (Hong Kong)*	103,200	347
Alexander’s ‡	100	44
Allianz (Germany)	10,286	1,622
Allied World Assurance Holdings (Switzerland)	2,300	149
Allstate	6,500	220
American Campus Communities ‡	3,600	127
American Capital *	52,100	535
American Express	43,400	2,130
Ameriprise Financial	3,100	192
Anworth Mortgage Asset ‡	6,500	47
AON	3,600	188
Arch Capital Group *	2,485	258
Argo Group International Holdings	5,600	176
Aspen Insurance Holdings	10,380	297
Associated Estates Realty ‡	2,200	37
Assurant	12,700	504
Aviva (United Kingdom)	204,987	1,528
AXA (France)	76,112	1,711
Banco do Brasil (Brazil)	17,100	314
Banco Santander (Spain)	86,177	1,102
BancorpSouth	8,600	116
Bangkok Bank, Thailand	62,600	357
Bank Negara Indonesia Persero (Indonesia)	953,000	451
Bank of America	375,300	4,609
Bank of Hawaii	1,300	63
Bank of New York Mellon	130,000	3,765
Bank of the Ozarks	700	31
BankUnited	7,660	215
Barclays (United Kingdom)	213,469	1,005
BB&T	47,200	1,271
Berkshire Hathaway, Cl B *	36,800	3,065
BGC Partners, Cl A	20,900	202
BioMed Realty Trust ‡	6,900	137
BlackRock, Cl A	900	176
BM&FBovespa (Brazil)	69,000	518
BNP Paribas (France)	48,156	3,817
Bolsa Mexicana de Valores (Mexico)	105,100	226
BR Properties (Brazil)	31,300	370
BRE Properties ‡	3,100	157
Capital One Financial	16,100	881
Capstead Mortgage ‡	3,800	50
CB Richard Ellis Group, Cl A *	5,300	142
CBL & Associates Properties ‡	7,700	143
Charles Schwab	221,944	4,064
China Life Insurance, Cl H (China)	233,582	830
China Merchants Bank, Cl H (China)	492,000	1,267
Chubb	8,500	554
Citigroup *	530,700	2,436

3	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2011

Description	Shares	Market Value ($ Thousands)

City Holding	900	$31
City National	2,935	168
CME Group, Cl A	600	177
CNA Financial	23,000	714
Cohen & Steers	1,700	53
Colonial Properties Trust ‡	4,200	89
Columbia Banking System	20,900	394
Commerce Bancshares	19,000	809
CommonWealth ‡	4,900	134
Community Bank System	8,000	200
Corporate Office Properties Trust ‡	3,900	137
Cousins Properties ‡	5,000	45
Credit Suisse Group (Switzerland)	31,167	1,411
Dai-ichi Life Insurance (Japan)	576	945
DCT Industrial Trust ‡	11,600	67
Deutsche Bank (Germany)	24,655	1,613
DiamondRock Hospitality ‡	9,000	108
Discover Financial Services	32,000	795
DuPont Fabros Technology ‡	2,200	54
EastGroup Properties ‡	1,400	64
Education Realty Trust ‡	4,000	34
Emlak Konut Gayrimenkul Yatirim Ortakligi (Turkey)‡	165,240	326
Entertainment Properties Trust ‡	2,500	119
Equity Lifestyle Properties ‡	1,400	84
Equity One ‡	2,200	44
Essex Property Trust ‡	1,200	163
Extra Space Storage ‡	4,700	102
FelCor Lodging Trust ‡ *	5,200	33
Fifth Third Bancorp	62,200	825
First Commonwealth Financial	68,700	426
First Industrial Realty Trust ‡ *	3,400	43
First Potomac Realty Trust ‡	2,800	45
Franklin Resources	4,100	529
Franklin Street Properties ‡	3,800	54
Fulton Financial	16,915	197
Getty Realty ‡	1,200	30
Glimcher Realty Trust ‡	5,300	51
Goldman Sachs Group	14,500	2,190
Government Properties Income Trust ‡	1,500	41
Grupo Financiero Banorte, Cl O (Mexico)	86,696	436
Hartford Financial Services Group	22,900	663
Hatteras Financial ‡	3,200	91
Healthcare Realty Trust ‡	3,300	75
Hersha Hospitality Trust, Cl A ‡	7,300	43
Highwoods Properties ‡	4,000	148
Home Properties ‡	2,000	127
Hong Kong Exchanges and Clearing (Hong Kong)	84,100	1,919
Horace Mann Educators	21,700	388
Hospitality Properties Trust ‡	6,300	152
Host Hotels & Resorts ‡	36,600	651
HSBC Holdings (United Kingdom)	149,200	1,618
Huntington Bancshares	78,400	532
Industrial & Commercial Bank of China, Cl H (China)	1,991,000	1,684
Infinity Property & Casualty	5,000	295
ING Groep (Netherlands)*	101,393	1,339
Inland Real Estate ‡	4,000	39
International Bancshares	14,000	247

Description	Shares	Market Value ($ Thousands)

Invesco	7,700	$192
Invesco Mortgage Capital ‡	2,700	61
Investors Real Estate Trust ‡	4,000	38
iStar Financial ‡ *	5,000	48
Jones Lang LaSalle	6,500	665
JPMorgan Chase	180,200	8,223
Julius Baer Group (Switzerland)	20,197	940
KeyCorp	95,800	831
Kilroy Realty ‡	9,190	385
Knight Capital Group, Cl A *	7,400	102
LaSalle Hotel Properties ‡	12,600	355
Lexington Realty Trust ‡	5,800	58
Lincoln National	17,000	531
LTC Properties ‡	1,400	41
Macerich ‡	5,385	284
Mack-Cali Realty ‡	24,000	848
MCG Capital	10,200	67
Medical Properties Trust ‡	6,100	75
MetLife	5,000	234
MFA Financial ‡	15,300	122
Mid-America Apartment Communities ‡	1,700	114
Mitsubishi UFJ Financial Group (Japan)	316,000	1,507
Montpelier Re Holdings	12,500	226
Morgan Stanley	86,800	2,270
Muenchener Rueckversicherungs (Germany)	10,640	1,760
National Health Investors ‡	1,300	63
National Retail Properties ‡	4,500	119
Navigators Group *	1,000	52
NBT Bancorp	4,400	99
Nelnet, Cl A	10,600	244
Noah Holdings ADR *	19,073	343
Omega Healthcare Investors ‡	5,400	124
OneBeacon Insurance Group, Cl A	9,400	132
PacWest Bancorp	15,575	358
Pebblebrook Hotel Trust ‡	2,100	45
Pennsylvania Real Estate Investment Trust ‡	3,100	49
Phoenix *	17,000	46
Platinum Underwriters Holdings	5,700	216
PMI Group *	27,200	59
PNC Financial Services Group	20,400	1,272
Post Properties ‡	2,600	106
Potlatch ‡	2,200	85
ProAssurance *	1,900	126
ProLogis ‡	8,900	145
Prosperity Bancshares	1,400	64
Protective Life	3,200	86
Provident Financial Services	2,800	41
Prudential Financial	28,300	1,795
PS Business Parks ‡	900	54
Public Storage ‡	4,700	551
Raymond James Financial	17,000	638
Redwood Trust ‡	4,400	70
Regency Centers ‡	9,865	464
Regions Financial	16,300	120
S&T Bancorp	1,400	29
Simon Property Group ‡	8,100	928

4	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2011

Description	Shares	Market Value ($ Thousands)

Skandinaviska Enskilda Banken, Cl A (Sweden)	134,850	$1,300
Sony Financial Holdings (Japan)	101,200	1,870
Sovran Self Storage ‡	1,400	60
Standard Chartered (United Kingdom)	55,353	1,532
Starwood Property Trust ‡	3,900	89
State Street	4,600	214
Stifel Financial *	5,137	235
Strategic Hotels & Resorts ‡ *	8,000	55
Sun Communities ‡	1,000	38
Sunstone Hotel Investors ‡ *	6,400	67
SunTrust Banks	23,200	654
T Rowe Price Group	10,900	700
Tanger Factory Outlet Centers ‡	4,400	122
Taubman Centers ‡	2,700	157
Tower Group	5,200	119
Travelers	24,900	1,576
Turk Ekonomi Bankasi (Turkey)	169,771	244
Turkiye Sinai Kalkinma Bankasi (Turkey)	205,539	395
UBS (Switzerland)	86,769	1,727
UMB Financial	4,300	181
UniCredit (Italy)	552,915	1,426
Unitrin	6,900	209
Unum Group	24,500	649
US Bancorp	61,200	1,580
U-Store-It Trust ‡	5,100	58
Vornado Realty Trust ‡	6,600	638
Waddell & Reed Financial, Cl A	13,200	541
Washington Federal	7,800	125
Washington Real Estate Investment Trust ‡	3,500	113
Wells Fargo	285,800	8,320
Weyerhaeuser ‡	8,700	200
White Mountains Insurance Group	400	143
Wintrust Financial	8,100	273
World Acceptance *	2,800	190
Zurich Financial Services (Switzerland)	4,848	1,357

		123,983

Health Care — 11.2%
Abbott Laboratories	8,900	463
ABIOMED *	4,000	70
Aetna	26,200	1,084
Affymetrix *	12,600	68
Agilent Technologies *	4,300	215
Air Methods *	2,100	142
Alkermes *	3,900	56
Allergan	3,000	239
Almost Family *	8,800	305
AMERIGROUP *	6,000	410
AmerisourceBergen, Cl A	13,600	553
Amgen *	52,500	2,985
Baxter International	4,800	273
Bayer (Germany)	13,290	1,170
Biogen Idec *	13,300	1,295
Boston Scientific *	17,500	131
Bristol-Myers Squibb	35,700	1,003
Cantel Medical	1,600	41
Cardinal Health	17,000	743

Description	Shares	Market Value ($ Thousands)

CareFusion *	8,200	$241
Celgene *	4,000	236
Chemed	4,700	327
CIGNA	13,000	609
Covance *	73,468	4,599
Covidien (Ireland)	24,500	1,364
Cubist Pharmaceuticals *	1,400	47
Cyberonics *	1,900	68
DaVita *	43,498	3,832
DENTSPLY International	4,300	161
Depomed *	14,365	127
Eli Lilly	22,300	825
Emergent Biosolutions *	8,000	186
Express Scripts *	83,201	4,721
Fleury (Brazil)	20,100	295
Forest Laboratories *	22,700	753
Fresenius Medical Care & KGaA (Germany)	24,065	1,894
Genomma Lab Internacional, Cl B (Mexico)*	137,384	343
Gilead Sciences *	39,400	1,530
Haemonetics *	1,810	127
Health Net *	17,700	589
Healthsouth *	14,870	381
Hill-Rom Holdings	19,500	878
Hospira *	3,765	214
IDEXX Laboratories *	45,920	3,739
Immucor *	17,900	391
Impax Laboratories *	15,400	422
Inspire Pharmaceuticals *	12,700	63
Intuitive Surgical *	12,117	4,237
IPC The Hospitalist *	4,600	239
Johnson & Johnson	77,420	5,088
LHC Group *	1,000	30
Life Technologies *	3,580	198
LifePoint Hospitals *	1,300	54
Lincare Holdings	4,900	154
Magellan Health Services *	2,600	135
McKesson	2,500	207
Medco Health Solutions *	3,600	214
Medicines *	1,800	28
Medicis Pharmaceutical, Cl A	5,080	180
Medtronic	7,800	326
Merck	126,900	4,562
Mindray Medical International ADR	11,700	313
Mylan *	7,600	189
Novartis (Switzerland)	68,494	4,050
Novo Nordisk, Cl B (Denmark)	17,746	2,247
Par Pharmaceutical *	6,000	207
PDL BioPharma	79,500	510
Pfizer	537,315	11,262
PharMerica *	20,900	275
PSS World Medical *	9,100	262
Questcor Pharmaceuticals *	29,800	611
Roche Holding (Switzerland)	9,810	1,585
Sanofi-Aventis (France)	32,288	2,558
Sinopharm Group, Cl H (China)	282,600	979
Sirona Dental Systems *	2,600	148
St. Jude Medical	4,100	219
STERIS	11,000	396
Sunrise Senior Living *	30,900	321
Targacept *	3,300	80

5	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2011

Description	Shares	Market Value ($ Thousands)

Techne	2,000	$155
Teva Pharmaceutical Industries ADR (Israel)	39,600	1,811
Thermo Fisher Scientific *	13,900	834
UnitedHealth Group	27,200	1,339
VCA Antech *	10,155	250
Viropharma *	20,000	386
Warner Chilcott, Cl A (Ireland)	8,235	190
WellCare Health Plans *	2,500	109
WellPoint	17,000	1,305
Zimmer Holdings *	2,800	183

		88,634

Industrials — 13.2%
3M	4,400	428
ABB ADR (Switzerland)	178,027	4,894
Advanced Battery Technologies *	23,200	40
Air Transport Services Group *	32,000	262
Alaska Air Group *	6,000	395
Albany International, Cl A	8,500	215
Altra Holdings *	9,825	250
American Reprographics *	1,800	16
Ameron International	5,100	359
Applied Industrial Technologies	2,200	77
Armstrong World Industries	2,600	116
Atlas Air Worldwide Holdings *	2,000	138
Avis Budget Group *	2,100	40
Balfour Beatty (United Kingdom)	95,642	523
BE Aerospace *	7,410	286
Belden	11,300	430
Boeing	5,300	423
Brady, Cl A	900	34
Briggs & Stratton	6,900	163
Brink’s	7,000	231
Canadian National Railway (Canada)	18,600	1,438
Caterpillar	4,200	485
Celadon Group *	6,400	94
Ceradyne *	10,500	492
China Rongsheng Heavy Industry Group (Hong Kong)	395,500	333
CLARCOR	3,400	154
Copart *	3,500	159
Corporate Executive Board	4,100	163
Corrections Corp of America *	12,140	302
Covanta Holding	8,300	143
Crane	3,000	150
CSX	15,500	1,220
Cubic	6,000	325
Cummins	2,100	252
Danaher	70,500	3,894
Deere	3,700	361
Delta Air Lines *	10,800	112
Deluxe	6,900	187
Deutsche Post (Germany)	91,195	1,808
DigitalGlobe *	1,100	32
Dover	37,200	2,531
Dun & Bradstreet	1,900	156
Dycom Industries *	8,500	126
Eaton	4,000	214
Embraer ADR (Brazil)	27,500	893
EMCOR Group *	3,200	99
Emerson Electric	41,800	2,540

Description	Shares	Market Value ($ Thousands)

Equifax	19,270	$723
Esterline Technologies *	4,500	323
European Aeronautic Defence and Space (Netherlands)	42,602	1,320
Excel Maritime Carriers, Cl A, Liberia*	6,200	25
FANUC (Japan)	7,700	1,276
FedEx	2,900	277
Fluor	69,385	4,853
Force Protection *	22,700	102
Franklin Electric	6,700	302
Gardner Denver	8,700	752
GenCorp *	19,400	127
Generac Holdings *	5,735	119
General Dynamics	15,000	1,092
General Electric	238,600	4,879
Genesee & Wyoming, Cl A *	600	37
Gibraltar Industries *	16,000	187
Globaltrans Investment GDR (Cyprus)	17,922	355
Graco	3,500	175
Great Lakes Dredge & Dock	22,500	168
Harsco	9,090	324
Hawaiian Holdings *	10,300	60
Heartland Express	4,800	83
HEICO	1,375	66
Heidrick & Struggles International	10,900	255
Honeywell International	54,400	3,331
Huntington Ingalls Industries *	633	25
IDEX	3,600	169
Illinois Tool Works	50,270	2,936
Insperity	3,500	106
JGC (Japan)	71,000	1,749
Kaydon	6,500	252
Kelly Services, Cl A *	1,600	30
Komatsu (Japan)	72,200	2,527
L-3 Communications Holdings, Cl 3	8,700	698
Landstar System	3,200	152
Legrand (France)	42,155	1,928
Lennox International	2,800	136
Lincoln Electric Holdings	2,000	157
Lockheed Martin	11,000	872
M&F Worldwide *	6,700	168
Meritor *	1,700	29
Michael Page International (United Kingdom)	122,354	1,126
Middleby *	1,845	165
Moog, Cl A *	2,400	106
Mueller Industries	10,000	391
NACCO Industries, Cl A	1,400	147
National Presto Industries	1,100	122
Norfolk Southern	14,100	1,053
Northrop Grumman	21,700	1,380
OHL Mexico (Mexico)*	166,600	346
Orion Marine Group *	21,055	217
PACCAR	4,400	234
Pacer International *	54,000	324
Parker Hannifin	8,325	785
Quanex Building Products	26,300	551
Quanta Services *	10,915	237
RailAmerica *	3,500	60
Raytheon	49,195	2,388

6	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2011

Description	Shares	Market Value ($ Thousands)

RBC Bearings *	2,000	$79
Regal-Beloit	2,330	177
Robbins & Myers	900	39
Robert Half International	4,900	149
Rockwell Automation	2,400	209
Rolls-Royce Group (United Kingdom)	217,933	2,332
Roper Industries	48,300	4,177
Siemens (Germany)	28,198	4,109
Simpson Manufacturing	21,800	609
Singapore Airlines, Singapore	126,000	1,451
SMC (Japan)	8,300	1,509
Snap-On	2,600	161
SPX	1,900	164
Stericycle *	41,856	3,821
TAL International Group	14,000	505
Team *	8,100	202
Textainer Group Holdings	3,900	138
TNT (Netherlands)	73,942	1,824
Toro	2,300	156
Tredegar	2,700	59
Trex *	4,755	153
Trimas *	7,605	177
Tutor Perini	2,300	61
Tyco International (Switzerland)	24,300	1,184
Union Pacific	13,400	1,386
United Continental Holdings *	4,100	94
United Parcel Service, Cl B	4,500	337
United Rentals *	3,800	112
United Technologies	45,200	4,049
URS *	3,300	148
US Airways Group *	35,300	321
UTi Worldwide	6,710	150
Valmont Industries	1,400	147
Vestas Wind Systems (Denmark)*	17,489	622
Viad	8,000	198
Vinci (France)	27,462	1,838
Waste Connections	5,100	157
Watts Water Technologies, Cl A	1,300	50
Werner Enterprises	2,000	52
Woodward	1,000	37
Zhuzhou CSR Times Electric, Cl H (China)	160,000	633

		104,536

Information Technology — 15.4%
Accenture, Cl A (Ireland)	81,318	4,646
ACI Worldwide *	11,200	370
Acme Packet *	5,100	421
Adobe Systems *	5,800	195
Altera	4,600	224
Amdocs, Guernsey*	5,300	163
Amphenol, Cl A	65,603	3,668
Ancestry.com *	6,800	311
ANSYS *	57,493	3,179
AOL *	40,400	823
Apple *	32,290	11,244
Applied Materials	48,900	767
Applied Micro Circuits *	3,000	31
ARM Holdings (United Kingdom)	103,941	1,076
Arrow Electronics *	4,000	182

Description	Shares	Market Value ($ Thousands)

Autodesk *	4,400	$198
Automatic Data Processing	5,600	304
AVX	18,500	302
Black Box	2,200	77
BMC Software *	3,955	199
Broadcom, Cl A	4,900	172
Brooks Automation *	2,400	29
CA Technologies	31,500	774
CACI International, Cl A *	700	43
Cadence Design Systems *	14,400	149
Canon (Japan)	28,000	1,311
Cardtronics *	3,700	79
China High Precision Automation Group (Hong Kong)	392,000	318
Cirrus Logic *	6,500	108
Cisco Systems	124,330	2,183
Citrix Systems *	49,820	4,202
Cognex	2,100	66
Cognizant Technology Solutions, Cl A *	50,125	4,155
Compuware *	7,800	88
Comtech Telecommunications	5,300	150
Convergys *	11,200	162
Corning	12,100	253
Cymer *	2,200	106
Dell *	14,200	220
Digital China Holdings (Kong Kong)	109,000	212
Digital River *	5,830	190
DTS *	2,400	106
Earthlink	42,100	346
eBay *	13,900	478
Echo Global Logistics *	18,710	260
Electronics for Imaging *	7,100	128
EMC *	74,300	2,106
Entegris *	11,300	98
Euronet Worldwide *	1,900	36
F5 Networks *	1,000	101
FARO Technologies *	4,325	187
FLIR Systems	5,755	203
Gemalto (Netherlands)	19,183	985
Genpact *	162,879	2,621
Global Payments	15,300	815
Google, Cl A *	14,884	8,098
Hewlett-Packard	13,200	533
Hittite Microwave *	2,200	142
Ingram Micro, Cl A *	10,420	195
Insight Enterprises *	11,100	190
Intel	244,235	5,664
InterDigital	8,100	375
International Business Machines	36,175	6,171
Juniper Networks *	4,600	176
KLA-Tencor	3,600	158
Kulicke & Soffa Industries *	21,200	192
Lattice Semiconductor *	52,100	354
Lender Processing Services	18,910	557
Logitech International (Switzerland)*	12,367	171
LogMein *	1,300	56
LSI *	128,300	940
Manhattan Associates *	9,700	351
Mastercard, Cl A	16,907	4,665
MAXIMUS	7,900	632
Methode Electronics	9,100	112

7	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2011

Description	Shares	Market Value ($ Thousands)

Micrel	29,600	$379
Micron Technology *	10,500	119
Microsoft	158,500	4,124
MKS Instruments	17,700	502
Motorola Mobility Holdings *	4,000	104
National Instruments	19,467	591
National Semiconductor	9,700	234
NetApp *	67,896	3,529
Netscout Systems *	9,800	251
NeuStar, Cl A *	5,400	145
Newport *	17,700	332
Novellus Systems *	3,700	119
NVIDIA *	6,000	120
ON Semiconductor *	29,160	306
Oracle	156,100	5,627
Park Electrochemical	7,100	227
Plantronics	11,100	412
Polycom *	4,410	264
Power-One *	40,600	335
QLogic *	26,000	467
QUALCOMM	123,500	7,020
Quest Software *	19,350	498
Red Hat *	6,235	296
Research In Motion (Canada)*	7,500	365
Salesforce.com *	17,987	2,493
SanDisk *	2,300	113
SAP (Germany)	34,359	2,218
Sapient *	8,000	101
Scansource *	900	32
Silicon Image *	22,100	184
Solera Holdings	3,000	165
SRA International, Cl A *	4,300	133
SS&C Technologies Holdings *	15,770	322
Standard Microsystems *	1,900	52
Sycamore Networks	4,900	120
Symantec *	48,900	961
Synaptics *	4,100	117
Syntel	600	33
Tech Data *	900	48
TeleTech Holdings *	4,900	97
Teradyne *	19,895	320
Texas Instruments	31,100	1,105
TIBCO Software *	6,500	195
Tokyo Electron (Japan)	17,300	995
Total System Services	40,500	763
Totvs (Brazil)	17,000	325
Trimble Navigation *	27,589	1,292
United Online	37,300	246
ValueClick *	16,200	271
VeriFone Systems *	4,400	241
Visa, Cl A	3,200	250
Vishay Intertechnology *	26,600	508
VistaPrint (Netherlands)*	3,000	163
Websense *	4,000	103
Xerox	15,500	156
Xilinx	7,570	264
Yahoo! *	13,600	242

		122,546

Materials — 5.9%
Air Liquide (France)	17,509	2,595
Akzo Nobel (Netherlands)	33,569	2,612
Alcoa	11,100	189

Description	Shares	Market Value ($ Thousands)

AM Castle *	8,200	$155
Antofagasta (United Kingdom)	14,974	342
Aptargroup	3,000	157
ArcelorMittal (Luxembourg)	50,973	1,879
Arch Chemicals	1,900	74
Balchem	2,200	87
Ball	46,285	1,727
BHP Billiton (Australia)	37,076	1,860
Boise	29,500	290
Buckeye Technologies	3,300	93
Century Aluminum *	15,300	306
CF Industries Holdings	800	113
Cimsa Cimento Sanayi VE Tica (Turkey)	29,104	197
Clearwater Paper *	8,500	667
Cliffs Natural Resources	1,500	141
Commercial Metals	2,600	44
Dow Chemical	31,300	1,283
Eagle Materials	4,100	119
E.I. du Pont de Nemours	6,600	375
Eurasian Natural Resources (United Kingdom)	53,423	812
Ferro *	11,900	179
Fibria Celulose (Brazil)	21,500	337
FMC	6,100	539
Freeport-McMoRan Copper & Gold	19,100	1,051
Givaudan (Switzerland)	1,695	1,878
Harmony Gold Mining (South Africa)	30,326	457
Haynes International	3,100	167
Horsehead Holding *	22,360	353
Huabao International Holdings (Hong Kong)	470,294	697
Impala Platinum Holdings (South Africa)	26,034	810
Innophos Holdings	4,500	209
International Paper	5,000	155
Kaiser Aluminum	600	30
KapStone Paper and Packaging *	11,700	203
Koppers Holdings	6,300	288
Kronos Worldwide	2,390	147
Lafarge (France)	21,008	1,489
Linde (Germany)	15,699	2,832
LSR Group GDR (Russia)	37,641	352
Lubrizol	6,400	861
Magnesita Refratarios (Brazil)*	38,400	204
Magnitogorsk Iron & Steel Works GDR (Russia)	38,825	488
Materion *	6,400	267
Minerals Technologies	3,900	265
Mondi (South Africa)	38,265	367
Monsanto	21,100	1,436
Mosaic	1,300	97
Neenah Paper	9,100	212
NewMarket	300	55
Newmont Mining	23,400	1,371
Nucor	3,900	183
Omnova Solutions *	15,300	130
Packaging Corp of America	5,100	145
PolyOne	14,100	204
Potash Corp of Saskatchewan (Canada)	21,000	1,184
PPG Industries	11,000	1,041

8	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2011

Description	Shares	Market Value ($ Thousands)

Praxair	3,000	$319
Rexam (United Kingdom)	241,093	1,571
Rio Tinto (United Kingdom)	25,012	1,819
Rock-Tenn, Cl A	3,950	273
Rockwood Holdings *	6,840	388
Schnitzer Steel Industries, Cl A	3,270	203
Schweitzer-Mauduit International	4,575	237
Sealed Air	5,600	144
Sensient Technologies	7,400	280
Shin-Etsu Chemical (Japan)	23,600	1,222
Silgan Holdings	5,900	271
Smurfit Kappa Group (Ireland)*	56,164	766
Solutia *	8,555	226
Southern Copper	1,100	41
Steel Dynamics	12,435	226
United States Steel	2,000	95
Vale (Brazil)	41,300	1,355
Valspar	4,000	157
Westlake Chemical	1,400	92
WR Grace *	10,000	454

		46,939

Telecommunication Services — 2.5%
America Movil (Mexico)	308,730	883
America Movil ADR, Ser L (Mexico)	16,900	967
American Tower, Cl A *	4,300	225
AT&T	200,000	6,224
CenturyLink	4,875	199
Group (South Africa)	34,831	772
KDDI (Japan)	300	1,989
Mobile Telesystems ADR (Russia)	21,900	463
SBA Communications, Cl A *	3,700	143
Sprint Nextel *	29,100	151
Telefonica (Spain)	75,559	2,035
Telekomunikasi Indonesia (Indonesia)	300,500	270
USA Mobility	13,600	210
Verizon Communications	88,100	3,328
Vodafone Group (United Kingdom)	561,350	1,607
Vonage Holdings *	15,500	80
Windstream	12,900	165

		19,711

Utilities — 2.1%
AES *	48,900	647
Alliant Energy	15,300	605
American Electric Power	32,400	1,182
American Water Works	18,500	544
Aqua America	6,400	144
Avista	3,900	95
CMS Energy	8,000	158
Constellation Energy Group	16,000	583
Dominion Resources	5,000	232
DPL	5,500	167
Duke Energy	12,800	239
Edison International	28,400	1,115
El Paso Electric	12,600	390
Enagas (Spain)	74,983	1,858
Energy	10,000	152
Entergy	14,900	1,039
Exelon	27,500	1,159

Description	Shares	Market Value ($ Thousands)

Great Plains Energy	33,300	$685
Hawaiian Electric Industries	5,700	145
Huaneng Power International, Cl H (China)	64,000	35
IDACORP	4,300	169
Integrys Energy Group	3,000	157
ITC Holdings	2,200	156
Laclede Group	13,005	499
MGE Energy	5,400	227
New Jersey Resources	8,100	355
NextEra Energy	4,600	260
NorthWestern	3,400	111
Portland General Electric	11,600	290
Public Service Enterprise Group	26,500	853
Sempra Energy	14,200	782
Snam Rete Gas (Italy)	186,837	1,164
Southern	6,200	242
Southwest Gas	3,500	139
Vectren	5,200	149
Westar Energy	5,600	152
WGL Holdings	5,300	209

		17,088

Total Common Stock (Cost $716,096) ($ Thousands)		745,831

PREFERRED STOCK — 0.4%

Consumer Discretionary — 0.3%
Volkswagen (Germany)	12,807	2,527

Industrials — 0.0%
Randon Participacoes (Brazil)	45,900	344

Telecommunication Services — 0.0%
Tim Participacoes (Brazil)	57,100	259

Utilities — 0.1%
Cia Energetica de Minas Gerais (Brazil)	17,300	352

Total Preferred Stock (Cost $3,068) ($ Thousands)		3,482

EXCHANGE TRADED FUNDS — 2.0%
iShares MSCI Emerging Markets
Index Fund	90,600	4,530
iShares MSCI South Korea Index Fund	69,346	4,783
iShares MSCI Taiwan Index Fund	301,671	4,827
iShares S&P India Nifty 50
Index Fund	69,370	2,073
SPDR S&P 500 ETF Trust	752	102

Total Exchange Traded Funds (Cost $14,640) ($ Thousands)		16,315

9	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2011

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.4%
Treasury Bill 0.130%, 06/30/11 (B)**	$3,000	$3,000

Total U.S. Treasury Obligation (Cost $2,999) ($ Thousands)		3,000

CASH EQUIVALENT — 1.4%
SEI Daily Income Prime Obligation Fund, Cl A 0.060% (A) †	11,274	11,274

Total Cash Equivalent (Cost $11,274) ($ Thousands)		11,274

Total Investments — 98.1% (Cost $748,077)($ Thousands) ††		$779,902

A summary of the open futures contracts held by the Fund at April 30, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	210	Jun-2011	$541

			$541

For the period ended April 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $794,643 ($ Thousands)

*	Non-income producing security.

**	All or a portion of the shares have been committed as collateral on open futures contracts.

(A)	Rate shown is the 7-day effective yield as of April 30, 2011.

(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

Ser—Series

SPDR — Standard & Poor’s Depository Receipt

††	At April 30, 2011, the tax basis cost of the Fund’s investments was $748,077 ($ Thousands), and the unrealized appreciation and depreciation were $43,063 ($ Thousands) and $(11,238) ($ Thousands) respectively.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$745,831	$—	$—	$745,831
Exchange Traded Funds	16,315	—	—	16,315
Preferred Stock	3,482	—	—	3,482
U.S. Treasury Obligation	—	3,000	—	3,000
Cash Equivalent	11,274	—	—	11,274

Total Investments in Securities	$776,902	$3,000	$—	$779,902

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$541	$—	$—	$541

Total Other Financial Instruments	$541	$—	$—	$541

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

10	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 39.8%

Agency Mortgage-Backed Obligations — 33.5%
FHLMC
4.500%, 02/01/41 to 03/01/41	$11,660	$12,050
4.000%, 12/01/40 to 03/01/41	15,566	15,520
3.500%, 02/01/26	3,411	3,461
FHLMC TBA
3.500%, 05/15/26 to 05/15/26	13,870	14,048
FNMA
6.000%, 09/01/24 to 09/01/40	18,843	20,625
4.500%, 12/01/40	2,959	3,062
4.000%, 03/01/41	1,995	1,992
2.630%, 09/01/17	5,635	5,542
FNMA TBA
6.500%, 05/01/37	6,000	6,748
6.000%, 05/01/32 to 05/25/41	10,000	10,935
5.500%, 04/30/35	4,000	4,305
4.500%, 05/01/38	17,000	17,491
4.000%, 05/01/39 to 05/25/41	17,655	17,569
3.500%, 05/25/26	1,140	1,154
GNMA
6.500%, 09/15/13 to 02/15/39	1,805	2,040
6.000%, 08/15/24 to 05/20/38	828	909
5.500%, 10/15/32 to 05/15/38	1,998	2,187
5.000%, 08/15/33 to 09/15/39	7,167	7,716
4.500%, 01/15/39 to 02/15/39	1,692	1,779
GNMA TBA
4.500%, 05/15/39	5,000	5,228
4.000%, 05/01/39 to 05/15/41	10,880	11,021

		165,382

Non-Agency Mortgage-Backed Obligations — 6.3%
Banc of America Commercial Mortgage, Ser 2005-6
5.368%, 09/10/47 (A)	1,000	1,095
Banc of America Commercial Mortgage, Ser 2006-2 A4
5.920%, 05/10/45 (A)	1,000	1,113
Bear Stearns Commercial Mortgage Securities, Ser 2005- T18, Cl A4
4.933%, 02/13/42 (A)	1,000	1,076
Bear Stearns Commercial Mortgage Securities, Ser 2005- T20, Cl A4A
5.296%, 10/12/42 (A)	1,495	1,631

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2006- PW12
5.711%, 09/11/38	$1,000	$1,112
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW13, Cl A4
5.540%, 09/11/41	1,000	1,101
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW14, Cl A4
5.201%, 12/11/38	1,000	1,085
Bear Stearns Commercial Mortgage Securities, Ser 2006- T24, Cl A4
5.537%, 10/12/41	770	846
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW16, Cl A4
5.906%, 06/11/40 (A)	398	440
Citigroup, Ser 2005-CD1
5.396%, 07/15/44 (A)	1,000	1,092
Commercial Mortgage Pass- Through Certificates, Ser 2006- C7, Cl A4
5.951%, 06/10/46 (A)	460	512
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,495	1,599
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A)	1,325	1,429
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.078%, 07/10/38 (A)	2,445	2,712
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	1,485	1,615
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/39	1,000	1,070
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	1,000	1,090
JP Morgan Chase Commercial Mortgage Securities, Ser 2002- C1, Cl A3
5.376%, 07/12/37	850	878
JP Morgan Chase Commercial Mortgage Securities, Ser 2005- LDP5, Cl A4
5.372%, 12/15/44 (A)	400	438
Merrill Lynch Mortgage Trust, Ser 2005-CIP1
5.047%, 07/12/38 (A)	1,000	1,082
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	950	1,028
Morgan Stanley Capital I, Ser 2005-T17, Cl A5
4.780%, 12/13/41	766	820

11	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	$1,455	$1,607
Morgan Stanley Capital I, Ser 2007-T25
5.514%, 11/12/49(A)	1,465	1,613
OBP Depositor Trust, Ser 2010- OBP, Cl A
4.646%, 07/15/45(B)	1,000	1,040
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20
5.118%, 07/15/42(A)	1,785	1,946

		31,070

Total Mortgage-Backed Securities (Cost $194,167) ($ Thousands)		196,452

CORPORATE OBLIGATIONS — 24.8%

Consumer Discretionary — 4.4%
Anheuser-Busch
7.750%, 01/15/19	1,200	1,505
5.000%, 04/15/20	1,000	1,071
CBS
8.200%, 05/15/14	1,500	1,763
Cequel Communications Holdings I & Cequel Capital
8.625%, 11/15/17(B)	2,000	2,145
Comcast
6.450%, 03/15/37	1,000	1,062
COX Communications
5.875%, 12/01/16(B)	750	839
Daimler Finance North America
1.950%, 03/28/14(B)	400	402
Delta Air Lines 2002-1 Class G-1 Pass-Through Trust
6.718%, 01/02/23	1,053	1,066
Deutsche Telekom International Finance BV
3.125%, 04/11/16(B)	400	404
DIRECTV Holdings
3.500%, 03/01/16	845	858
Myriad International Holding BV
6.375%, 07/28/17(B)	1,900	2,033
News America
6.150%, 02/15/41(B)	1,600	1,630
Sears Holdings
6.625%, 10/15/18(B)	2,000	1,957
Time Warner
5.875%, 11/15/16	1,750	1,983
Time Warner Cable
5.850%, 05/01/17	2,000	2,225
Viacom
3.500%, 04/01/17	600	603

		21,546

Consumer Staples — 1.3%
Altria Group
9.700%, 11/10/18	1,100	1,467
Kraft Foods
6.500%, 02/09/40	2,000	2,231
4.125%, 02/09/16	1,500	1,576

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wal-Mart Stores
1.625%, 04/15/14	$1,300	$1,310

		6,584

Energy — 1.8%
Anadarko Petroleum
6.375%, 09/15/17	800	903
BP Capital Markets
3.200%, 03/11/16	1,500	1,512
Ensco
3.250%, 03/15/16	1,500	1,514
Gazprom OAO Via Gaz Capital MTN
6.510%, 03/07/22	1,900	2,004
Kinder Morgan Energy Partners
5.950%, 02/15/18	750	839
Petrobras International Finance
5.375%, 01/27/21	1,500	1,521
Valero Energy
6.625%, 06/15/37	500	526

		8,819

Financials — 11.4%
American Express
7.250%, 05/20/14	1,700	1,951
American International Group
6.400%, 12/15/20	1,200	1,313
Bank of America MTN
5.875%, 01/05/21	3,550	3,787
5.650%, 05/01/18	1,700	1,811
Barclays Bank
6.050%, 12/04/17(B)	300	319
Capital One Financial
6.150%, 09/01/16	1,000	1,113
CIT Group
7.000%, 05/01/16	2,000	2,015
Citigroup
8.500%, 05/22/19	1,250	1,557
6.125%, 08/25/36	1,000	988
5.300%, 01/07/16	2,000	2,162
Credit Suisse NY
6.000%, 02/15/18	800	868
Franshion Development
6.750%, 04/15/21(B)	2,000	1,981
FUEL Trust
4.207%, 04/15/16(B)	1,375	1,404
General Electric Capital
5.300%, 02/11/21	1,500	1,556
4.625%, 01/07/21	2,800	2,814
3.750%, 11/14/14	1,000	1,053
Goldman Sachs Group
6.250%, 02/01/41	1,000	1,026
6.150%, 04/01/18	1,500	1,659
6.000%, 06/15/20	2,500	2,705
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/21(B)	2,000	2,040
Hartford Financial Services Group
4.000%, 03/30/15	700	720
HCP ‡
5.375%, 02/01/21	1,000	1,039

12	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care ‡
5.250%, 01/15/22	$885	$889
4.700%, 09/15/17	1,000	1,019
Healthcare Realty Trust ‡
5.750%, 01/15/21	1,000	1,033
HSBC Holdings
5.100%, 04/05/21	600	618
JPMorgan Chase
6.300%, 04/23/19	1,500	1,695
5.125%, 09/15/14	1,000	1,082
4.250%, 10/15/20	3,000	2,917
Lloyds TSB Bank
6.375%, 01/21/21	500	536
Merrill Lynch
7.750%, 05/14/38	1,000	1,162
Morgan Stanley MTN
6.000%, 05/13/14	600	657
5.750%, 01/25/21	3,250	3,381
VTB Capital
6.551%, 10/13/20(B)	2,000	2,033
WEA Finance
7.125%, 04/15/18(B)	1,000	1,172
Wells Fargo Bank
4.750%, 02/09/15	2,000	2,151

		56,226

Health Care — 1.0%
Boston Scientific
6.000%, 01/15/20	1,000	1,082
Express Scripts
3.125%, 05/15/16	510	512
HCA
7.875%, 02/15/20	2,000	2,178
Pfizer
6.200%, 03/15/19	700	816
Quest Diagnostics
3.200%, 04/01/16	130	131

		4,719

Industrials — 0.5%
Empresas ICA
8.900%, 02/04/21(B)	1,400	1,456
International Lease Finance
7.125%, 09/01/18(B)	1,000	1,075

		2,531

Materials — 0.9%
ArcelorMittal
6.750%, 03/01/41	1,000	1,024
Consolidated Minerals
8.875%, 05/01/16(B)	1,500	1,515
FMG Resources
7.000%, 11/01/15(B)	2,000	2,110

		4,649

Telecommunication Services — 1.9%
AT&T
6.500%, 09/01/37	1,000	1,080
6.300%, 01/15/38	1,000	1,055
5.500%, 02/01/18	1,200	1,324
Intelsat Jackson Holdings
8.500%, 11/01/19	1,900	2,047

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecom Italia Capital
5.250%, 11/15/13	$200	$213
Verizon Communications
6.400%, 02/15/38	1,500	1,629
Windstream
7.875%, 11/01/17	1,925	2,079

		9,427

Utilities — 1.6%
Calpine Construction Finance
8.000%, 06/01/16(B)	2,500	2,737
Dominion Resources
4.450%, 03/15/21	866	871
Exelon Generation
5.200%, 10/01/19	750	781
NRG Energy
7.625%, 01/15/18(B)	2,025	2,126
Sabine Pass LNG
7.500%, 11/30/16	1,450	1,508

		8,023

Total Corporate Obligations (Cost $121,348) ($ Thousands)		122,524

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.3%
FHLB
2.750%, 03/13/15	5,000	5,210
0.650%, 10/18/12	2,165	2,165
0.625%, 12/03/12	2,335	2,331
0.540%, 10/29/12	2,330	2,327
0.110%, 05/27/11(C)	13,970	13,969
FHLMC
2.500%, 04/23/14	5,000	5,196
0.120%, 05/24/11(C)	5,210	5,210
0.120%, 06/06/11(C)	3,645	3,645
0.120%, 06/20/11(C)	2,095	2,095
0.110%, 05/16/11(C)	3,893	3,893
0.070%, 07/05/11(C)	5,675	5,675
0.070%, 07/11/11(C)	3,735	3,735
FNMA
5.000%, 03/15/16	5,000	5,669
3.000%, 09/16/14	1,430	1,510
0.750%, 02/26/13	4,420	4,431
0.110%, 06/01/11(C)	8,405	8,405

Total U.S. Government Agency Obligations (Cost $75,225) ($ Thousands)		75,466

U.S. TREASURY OBLIGATIONS — 13.8%
U.S. Treasury Bonds
5.375%, 02/15/31	2,025	2,353
4.750%, 02/15/41	3,000	3,170
4.375%, 05/15/40	1,090	1,083
4.250%, 05/15/39	1,000	975
3.875%, 08/15/40	2,000	1,821
2.625%, 11/15/20	425	402
U.S. Treasury Notes
3.625%, 02/15/21	1,950	2,003
2.250%, 05/31/14	3,700	3,832
2.250%, 03/31/16	1,335	1,355
1.250%, 02/15/14	5,950	6,001
1.000%, 03/31/12	26,377	26,559

13	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.625%, 06/30/12	$2,986	$2,997
0.625%, 02/28/13	15,425	15,447

Total U.S. Treasury Obligations (Cost $67,595) ($ Thousands)		67,998

FOREIGN SOVEREIGN BONDS — 6.3%
Argentina Bonos
7.000%, 10/03/15	2,200	2,099
Bundesobligation
1.750%, 10/09/15	1,060	1,526
Bundesrepublik Deutschland
4.250%, 07/04/18	1,320	2,119
3.750%, 07/04/13	970	1,496
3.750%, 01/04/17	1,010	1,577
3.500%, 07/04/19	1,500	2,294
2.500%, 01/04/21	1,580	2,209
Bundesschatzanweisungen
1.500%, 03/15/13	250	369
1.000%, 12/14/12	445	653
Financing of Infrastrucural Projects State Enterprise
7.400%, 04/20/18 (B)	1,500	1,493
Indonesia Government
International Bond
5.875%, 03/13/20	1,350	1,475
Japan Government Five Year Bond
0.600%, 09/20/14	90,000	1,120
0.500%, 03/20/15	85,000	1,053
Japan Government Ten Year Bond
1.900%, 06/20/16	10,000	132
1.800%, 06/20/18	45,000	594
1.700%, 09/20/17	90,000	1,180
1.400%, 06/20/19	90,000	1,148
1.300%, 03/20/21	72,000	895
1.200%, 12/20/20	90,000	1,112
0.600%, 03/20/13	109,000	1,353
Japan Government Two Year Bond
0.200%, 04/15/12	21,000	259
Ukraine Government International Bond
7.950%, 02/23/21 (B)	1,450	1,515
United Kingdom Gilt
5.000%, 03/07/18	850	1,599
3.750%, 09/07/20	1,105	1,882
2.750%, 01/22/15	100	171

Total Foreign Sovereign Bonds (Cost $30,139) ($ Thousands)		31,323

MUNICIPAL BONDS — 1.6%
California State, BAB
7.300%, 10/01/39	2,500	2,746
Illinois State, GO
5.665%, 03/01/18	500	521
5.100%, 06/01/33	2,000	1,681
Los Angeles, Department of Water & Power, BAB
5.716%, 07/01/39	1,000	978

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey State, Turnpike Authority, BAB
7.414%, 01/01/40	$1,000	$1,146
New York City, Municipal Water Finance Authority, BAB
5.882%, 06/15/44	1,000	1,026

Total Municipal Bonds (Cost $7,744) ($ Thousands)		8,098

ASSET-BACKED SECURITY — 0.1%
Small Business Administration, Ser 2011-10A, Cl 1
4.084%, 03/10/21	635	641

Total Asset-Backed Security (Cost $636) ($ Thousands)		641

CERTIFICATES OF DEPOSIT - YANKEE — 0.5%
Abbey National Treasury Services
1.573%, 04/25/13 (A)	2,300	2,299

Total Certificates of Deposit - Yankee (Cost $2,300) ($ Thousands)		2,299

COMMERCIAL PAPER — 2.7%
Barclays
0.230%, 07/08/11	2,185	2,184
BNP Paribas
0.300%, 08/26/11	2,215	2,213
Credit Suisse NY
0.200%, 07/14/11	2,195	2,194
Deutsche Bank
0.230%, 05/25/11	2,060	2,060
National Rural Utilities
0.210%, 05/26/11	2,215	2,214
UBS Finance
0.180%, 07/13/11	2,190	2,189

Total Commercial Paper (Cost $13,055) ($ Thousands)		13,054

Total Investments — 104.9% (Cost $512,209)($ Thousands) †		$517,855

14	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2011

A summary of the open futures contracts held by the Fund at April 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bobl	68	Jun-2011	$35
U.S. 10-Year Treasury Note	(26)	Jun-2011	(34)
U.S. 2-Year Treasury Note	(23)	Jun-2011	(10)
U.S. 5-Year Treasury Note	(43)	Jun-2011	(50)
U.S. Long Treasury Bond	(20)	Jun-2011	(18)
U.S. Ultra Long Treasury Bond	(7)	Jun-2011	(8)

			$(85)

For the period ended April 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at April 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/27/11	EUR	8,428	USD	12,320	$(172)
5/27/11	GBP	2,251	USD	3,702	(51)
5/27/11	JPY	711,339	USD	8,707	(63)
5/27/11	USD	171	EUR	116	–
5/27/11	USD	48	GBP	29	–
5/27/11	USD	115	JPY	9,329	1

					$(285)

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

USD – U.S. Dollar

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	(25,349)	25,064	$(285)

A summary of outstanding swap agreements held by the Fund at April 30, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Citigroup	CDX.EM.14-V1 Index	SELL	5.00	12/20/15	(10,800)	$159
Citigroup	CDX.EM.HYS15 V1 Index	SELL	5.00	12/20/15	(27,400)	219
Goldman Sachs	CDX-NAHYSI16V1-5Y	SELL	5.00	06/20/16	(1,400)	14
Goldman Sachs	CMBX.NA.A1	SELL	0.35	10/12/52	(335)	8

						$400

15	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2011

Percentages are based on a Net Assets of $493,768 ($ Thousands).

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2011. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	All or a portion of the shares have been committed as collateral on open futures contracts.

‡	Real Estate Investment Trust

BAB — Build America Bond

Cl – Class

FHLB – Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

MTN — Medium Term Note

Ser – Series

TBA – To Be Announced

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $512,209 ($ Thousands), and the unrealized appreciation and depreciation were $5,808 ($ Thousands) and $(162) ($ Thousands) respectively.

The following is a summary of the inputs used as of April 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Obligations	$—	$165,382	$—	$165,382
Non-Agency Mortgage-Backed Obligations	—	31,070	—	31,070
Corporate Obligations	—	122,524	—	122,524
U.S Government Agency
Obligations	—	75,466	—	75,466
U.S. Treasury Obligations	—	67,998	—	67,998
Foreign Sovereign Bonds	—	31,323	—	31,323
Municipal Bonds	—	8,098	—	8,098
Asset-Backed Security	—	641	—	641
Certificates of Deposit -
Yankee	—	2,299	—	2,299
Commercial Paper	—	13,054	—	13,054

Total Investments in Securities	$—	$517,855	$—	$517,855

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(85)	$—	$—	$(85)
Forwards Currency Contracts*	—	(285)	—	(285)
Credit Default Swaps	—	400	—	400

Total Other Financial Instruments	$(85)	$115	$—	$30

*	Futures contracts and forwards contracts are valued at the unrealized appreciation on the instruments.

During the period ended April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

16	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2011

Credit Default Swaps

When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of April 30, 2011, the Fund is the seller (“providing protection”) on a total notional amount of $39.9 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$0	$0	$2,871,590	$0	$2,871,590
Maximum potential amount of future payments	$0	$0	$39,935,000	$0	$39,935,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)(1)	$0	$0	$0	$0	$0
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	$0	$0	$2,689,905	$0	$2,689,905

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 100	$0	$0	$0	$0	$0	$0
101 - 250	$0	$0	$10,800,000	$0	$0	$10,800,000
251 - 500	$0	$0	$27,400,000	$1,400,000	$0	$28,800,000
501 - 1000	$0	$0	$0	$0	$335,000	$335,000
Greater than 1000	$0	$0	$0	$0	$0	$0

Total	$0	$0	$38,200,000	$1,400,000	$335,000	$39,935,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

17	Adviser Managed Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Tactical Defensive Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 100.0%
SEI Daily Income Prime Obligation Fund, Cl A 0.070%, (A) (B)*	100	$100

Total Cash Equivalent (Cost $100) ($ Thousands)		100

Total Investments — 100.0% (Cost $100)($ Thousands)†		$100

Percentages are based on a Net Assets of $100 ($ Thousands).

(A)	Investment in Affiliated Security.

(B)	The rate reported is the 7-day effective yield as of April 30, 2011.
*	The Fund’s investment in the SEI Daily Income Prime Obligation Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Daily Income Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Prime Obligation Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $100 ($ Thousands), and the unrealized appreciation and depreciation were $0 ($ Thousands) and $(0) ($ Thousands) respectively.

As of April 30, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820. For the period ended April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

18	Adviser Managed Trust / Quarterly Report / April 30, 2011

NOTES (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2011, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of

19	Adviser Managed Trust / Quarterly Report / April 30, 2011

NOTES (Unaudited)

liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open futures contracts as of April 30, 2011, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. Swaps may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open swap agreements as of April 30, 2011, if applicable.

20	Average Managed Trust / Quarterly Report / April 30, 2011

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ ROBERT A. NESHER
Robert A. Nesher, President

Date: June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ ROBERT A. NESHER
Robert A. Nesher, President

Date: June 29, 2011

By	/s/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: June 29, 2011